Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non-Current Assets

	At December 31 2018	At December 31 2017
Sales/indirect taxes recoverable	$66	$62
Water rights (note 7)	59	59
Exploration tax credits and mining duties	5	44
Other	26	24
	$156	$189